Right of Use Assets	9 Months Ended
Sep. 30, 2025
Right of Use Assets [Abstract]
RIGHT OF USE ASSETS
8	RIGHT OF USE ASSETS

	As of
	December 31, 2024	September 30, 2025	September 30, 2025
	RM	RM	Convenience Translation USD
Right-Of-Use Assets, cost
As at beginning of the year/period	307,323	307,323	73,005
Add: New lease recognized	-	1,475,012	350,392
Less: Termination	-	(105,860)	(25,147)
Less: Modification	-	(820)	(195)
As at end of the year/period	307,323	1,675,655	398,055

Right-Of-Use Assets, accumulated amortization
As at beginning of the year/period	82,041	137,297	32,615
Amortization of the year/period	55,256	62,867	14,934
Less: Termination	-	(73,311)	(17,415)
As at end of the year/period	137,297	126,853	30,134

Right-Of-Use Assets, carrying amount
As at beginning of the year/period	225,282	170,026	40,390
As at end of the year/period	170,026	1,548,802	367,921

	As of
	December 31, 2024	September 30, 2025	September 30, 2025
	RM	RM	Convenience Translation USD
Lease Liability
As at beginning of the year/period	209,571	162,577	38,620
Add: New lease recognized	-	1,475,012	350,393
Add: Imputed interest	10,090	10,781	2,561
Less: Modification	-	(820)	(195)
Less: Principal repayment	(57,084)	(172,246)	(40,918)
Termination	-	(37,339)	(8,869)
As at end of the year/period	162,577	1,437,965	341,592

Lease liability current portion	52,768	319,463	75,889
Lease liability non-current portion	109,809	1,118,502	265,703
	162,577	1,437,965	341,592

Maturities of Lease
Year ending December 31, 2025	52,768	-	-
Year ending December 31, 2026	57,434	-	-
Year ending December 31, 2027	25,598	-	-
Year ending December 31, 2028	7,701	-	-
Year ending December 31, 2029	8,171	-	-
After December 31, 2029	10,905	-	-
	162,577	-	-

Maturities of Lease
Period ending September 30, 2026	-	319,463	75,889
Period ending September 30, 2027	-	325,200	77,252
Period ending September 30, 2028	-	324,936	77,189
Period ending September 30, 2029	-	312,832	74,314
Period ending September 30, 2030	-	55,091	13,087
After September 30, 2030	-	100,443	23,861
	-	1,437,965	341,592